Shareholder Report, Line Graph (Details) 192303_FMI International Fund_Institutional Class_TSR SemiAnnual {Institutional Class} - USD ($)											6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Oct. 31, 2016	Mar. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 180,997	$ 173,625	$ 148,497	$ 113,967	$ 137,473	$ 107,505	$ 119,381	$ 117,705	$ 114,948	$ 100,000	$ 176,414
MSCI EAFE (LOC) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE® (LOC) Index
Accumulated Value	215,917	191,208	162,695	135,215	152,120	119,587	125,539	123,606	117,619	100,000	$ 229,499
MSCI EAFE® (LOC) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE® (LOC) Value Index
Accumulated Value	216,946	180,372	155,495	123,517	129,732	98,472	117,871	120,258	117,942	100,000	$ 244,834
MSCI EAFE® (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE® (USD) Index
Accumulated Value	210,164	182,770	146,491	116,589	155,725	123,856	123,246	124,919	121,591	100,000	$ 217,640
MSCI EAFE® (USD) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE® (USD) Value Index
Accumulated Value	$ 211,124	$ 172,305	$ 139,930	$ 106,404	$ 133,274	$ 102,001	$ 115,818	$ 121,815	$ 122,261	$ 100,000	$ 232,195